Related Party Transaction - Schedule of Expected Allowance for Credit Loss Provision Related to Amounts Due from Related Parties (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Expected Credit Loss Provision Related To Amounts From to Related party Transactions [Abstract]
Impact of adoption to ASC 326	¥ (203)
Balance at beginning of the year	(203)
Current year provision	(180)
Current year reversal	84
Balance at end of the year	¥ (299)